Share Capital (Details) - Schedule of Shares Issued Granted Options - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Employees [Member]
Share Capital (Details) - Schedule of Shares Issued Granted Options [Line Items]
Number of options granted (in Shares)	104,500
Exercise price range (in Dollars per share)	$ 7.5
Vesting period	4 years
Expiraion	10 years
Employees [Member]
Share Capital (Details) - Schedule of Shares Issued Granted Options [Line Items]
Number of options granted (in Shares)		398,000
Exercise price range (in Dollars per share)		$ 9.22
Vesting period		4 years
Expiraion		10 years
Directors [Member]
Share Capital (Details) - Schedule of Shares Issued Granted Options [Line Items]
Number of options granted (in Shares)		217,000
Exercise price range (in Dollars per share)		$ 9.22
Vesting period		4 years
Expiraion		10 years